Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0921
1.9867763.105

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
		Shares	Value
Argentina - 0.0%
YPF SA Class D sponsored ADR (a)		88,442	$385,607
Bailiwick of Jersey - 0.1%
Polymetal International PLC		158,092	3,444,171
Bermuda - 0.6%
Alibaba Health Information Technology Ltd. (a)		1,803,000	2,802,705
Alibaba Pictures Group Ltd. (a)		5,430,000	656,814
Beijing Enterprises Water Group Ltd.		2,050,000	751,819
Brilliance China Automotive Holdings Ltd. (b)		1,362,000	1,279,425
China Gas Holdings Ltd.		1,373,500	4,241,843
China Resource Gas Group Ltd.		414,000	2,551,823
China Youzan Ltd. (a)		6,148,000	878,156
Cosco Shipping Ports Ltd.		804,473	573,503
Credicorp Ltd. (United States) (a)		30,026	3,031,425
GOME Electrical Appliances Holdings Ltd. (a)(c)		5,352,000	585,396
HengTen Networks Group Ltd. (a)(b)(c)		1,236,000	543,950
Hopson Development Holdings Ltd.		295,600	979,482
Kunlun Energy Co. Ltd.		1,739,000	1,503,777
Nine Dragons Paper (Holdings) Ltd.		734,000	924,684
Shenzhen International Holdings Ltd.		567,396	747,654

TOTAL BERMUDA			22,052,456

Brazil - 3.6%
Ambev SA		2,110,998	6,744,493
Americanas SA (a)		172,720	1,628,292
Atacadao SA		222,600	811,630
B3 SA - Brasil Bolsa Balcao		2,757,540	8,074,206
Banco Bradesco SA		614,675	2,437,102
Banco do Brasil SA		383,205	2,327,226
Banco Inter SA unit		153,382	2,090,348
Banco Santander SA (Brasil) unit		182,300	1,418,988
BB Seguridade Participacoes SA		314,258	1,289,434
BRF SA (a)		289,469	1,423,932
BTG Pactual Participations Ltd. unit		501,600	2,817,994
CCR SA		539,612	1,346,893
Centrais Eletricas Brasileiras SA (Electrobras)		148,097	1,144,512
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		152,900	1,041,009
Companhia Siderurgica Nacional SA (CSN)		309,300	2,776,321
Cosan SA		462,024	2,266,541
CPFL Energia SA		103,800	504,626
Energisa SA unit		83,300	683,737
ENGIE Brasil Energia SA		94,920	691,272
Equatorial Energia SA		406,800	1,890,186
Hapvida Participacoes e Investimentos SA (d)		502,500	1,372,932
Hypermarcas SA		169,700	1,161,581
JBS SA		467,700	2,878,085
Klabin SA unit (a)		318,400	1,495,332
Localiza Rent A Car SA		271,311	3,237,552
Lojas Renner SA		401,956	3,187,401
Magazine Luiza SA		1,305,908	5,165,210
Natura & Co. Holding SA (a)		399,426	4,122,142
Notre Dame Intermedica Participacoes SA		231,640	3,558,047
Petrobras Distribuidora SA		522,549	2,842,378
Petroleo Brasileiro SA - Petrobras (ON)		1,587,508	8,382,176
Raia Drogasil SA		483,200	2,341,663
Rede D'Oregon Sao Luiz SA (d)		106,800	1,414,909
Rumo SA (a)		577,900	2,292,404
Suzano Papel e Celulose SA (a)		334,412	3,471,734
Telefonica Brasil SA		226,900	1,795,334
TIM SA		378,600	822,878
Totvs SA		219,500	1,490,236
Ultrapar Participacoes SA		324,638	1,102,021
Vale SA		1,770,406	36,970,068
Via Varejo SA (a)		565,100	1,366,027
Weg SA		750,080	5,142,871

TOTAL BRAZIL			139,021,723

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)		50,579	1,053,157
Cayman Islands - 19.9%
21Vianet Group, Inc. ADR (a)		39,707	688,122
3SBio, Inc. (a)(d)		571,500	475,812
51job, Inc. sponsored ADR (a)		13,635	981,993
AAC Technology Holdings, Inc.		323,633	1,938,595
Abu Dhabi Islamic Bank		641,369	965,594
Agile Property Holdings Ltd.		522,000	570,958
Agora, Inc. ADR (a)(c)		21,530	679,917
Airtac International Group		59,000	1,908,455
Akeso, Inc. (a)(d)		128,000	849,089
Alibaba Group Holding Ltd. (a)		6,768,816	165,313,135
Anta Sports Products Ltd.		483,000	10,522,497
Autohome, Inc. ADR Class A		30,638	1,387,901
Baidu.com, Inc. sponsored ADR (a)		120,397	19,746,312
Baozun, Inc. sponsored ADR (a)		27,734	685,584
BeiGene Ltd. ADR (a)		20,442	6,471,733
Bilibili, Inc. ADR (a)(c)		72,100	6,170,318
Bosideng International Holdings Ltd.		1,446,000	902,453
Burning Rock Biotech Ltd. ADR (a)		19,491	444,005
Chailease Holding Co. Ltd.		556,985	4,626,678
China Aoyuan Group Ltd.		543,000	346,574
China Conch Venture Holdings Ltd.		726,100	2,648,892
China East Education Holdings Ltd. (d)		249,500	290,238
China Education Group Holdings Ltd.		356,000	645,011
China Evergrande Group (c)		886,000	599,700
China Feihe Ltd. (d)		1,597,000	3,066,115
China Hongqiao Group Ltd.		1,016,200	1,346,887
China Huishan Dairy Holdings Co. Ltd. (b)		2,302,000	3
China Liansu Group Holdings Ltd.		485,000	1,009,799
China Literature Ltd. (a)(d)		181,100	1,677,898
China Medical System Holdings Ltd.		607,000	1,231,004
China Meidong Auto Holding Ltd.		250,000	1,347,934
China Mengniu Dairy Co. Ltd.		1,410,000	7,647,710
China Overseas Property Holdings Ltd.		585,000	547,274
China Resources Cement Holdings Ltd.		1,088,000	897,432
China Resources Land Ltd.		1,432,812	4,793,771
China Resources Mixc Lifestyle Services Ltd. (d)		153,000	926,330
China State Construction International Holdings Ltd.		887,500	552,750
China Yuhua Education Corp. Ltd. (d)		678,000	419,652
Chindata Group Holdings Ltd. ADR (a)		38,402	479,257
CIFI Holdings Group Co. Ltd.		1,466,814	883,356
Country Garden Holdings Co. Ltd.		3,448,719	3,372,765
Country Garden Services Holdings Co. Ltd.		658,000	5,338,579
Dali Foods Group Co. Ltd. (d)		929,800	503,717
Daqo New Energy Corp. ADR (a)		23,352	1,383,606
ENN Energy Holdings Ltd.		353,043	7,382,368
Ever Sunshine Lifestyle Services Group Ltd.		336,000	670,171
Gaotu Techedu, Inc. ADR (a)(c)		54,798	174,806
GDS Holdings Ltd. ADR (a)(c)		39,898	2,352,386
Geely Automobile Holdings Ltd.		2,628,517	8,777,339
Genscript Biotech Corp.		504,000	2,211,565
Greentown China Holdings Ltd.		385,500	424,632
Greentown Service Group Co. Ltd.		648,000	704,606
Haidilao International Holding Ltd. (d)		473,000	1,777,292
Haitian International Holdings Ltd.		285,000	1,043,378
Hansoh Pharmaceutical Group Co. Ltd. (d)		530,000	1,899,397
Hengan International Group Co. Ltd.		291,900	1,733,487
Huazhu Group Ltd. ADR (a)		79,715	3,585,581
Hutchison China Meditech Ltd. sponsored ADR (a)		37,940	1,595,377
HUYA, Inc. ADR (a)(c)		34,476	440,948
I-Mab ADR (a)		14,479	1,130,520
Innovent Biologics, Inc. (a)(d)		520,500	5,308,046
iQIYI, Inc. ADR (a)(c)		126,389	1,410,501
JD Health International, Inc. (d)		127,950	1,373,983
JD.com, Inc. sponsored ADR (a)		386,071	27,364,712
Jinxin Fertility Group Ltd. (d)		560,000	1,050,655
Jiumaojiu International Holdings Ltd. (d)		324,000	965,185
JOYY, Inc. ADR		25,917	1,385,264
Kaisa Group Holdings Ltd.		1,249,571	339,280
KE Holdings, Inc. ADR (a)		158,837	3,492,826
Kingboard Chemical Holdings Ltd.		295,400	1,547,104
Kingboard Laminates Holdings Ltd.		417,000	833,877
Kingdee International Software Group Co. Ltd. (a)		1,162,000	3,618,564
Kingsoft Cloud Holdings Ltd. ADR (a)(c)		24,535	711,515
Kingsoft Corp. Ltd.		429,000	1,998,391
Kuaishou Technology Class B (d)		121,300	1,718,553
KWG Property Holding Ltd.		565,000	619,445
Lee & Man Paper Manufacturing Ltd.		580,000	432,883
Li Ning Co. Ltd.		1,000,500	10,544,250
Logan Property Holdings Co. Ltd.		617,000	657,401
Longfor Properties Co. Ltd. (d)		812,200	3,788,661
Lufax Holding Ltd. ADR (a)		77,836	583,770
Meituan Class B (a)(d)		1,611,300	44,586,970
Microport Scientific Corp.		283,000	2,132,201
Ming Yuan Cloud Group Holdings Ltd.		172,000	641,861
Minth Group Ltd.		336,000	1,418,168
Momo, Inc. ADR		70,965	879,256
NetEase, Inc. ADR		179,524	18,349,148
New Oriental Education & Technology Group, Inc. sponsored ADR		688,330	1,493,676
NIO, Inc. sponsored ADR (a)		577,164	25,787,688
Noah Holdings Ltd. sponsored ADR (a)		15,022	579,849
OneConnect Financial Technology Co. Ltd. ADR (a)		52,524	416,515
Perennial Energy Holdings Ltd. (c)		360,000	69,488
Pinduoduo, Inc. ADR (a)		195,901	17,946,491
Ping An Healthcare and Technology Co. Ltd. (a)(d)		204,600	1,908,791
Powerlong Real Estate Holding Ltd.		644,000	435,899
RLX Technology, Inc. ADR (c)		59,567	259,712
Sany Heavy Equipment International Holdings Co. Ltd.		488,000	535,653
Seazen Group Ltd.		960,000	715,261
Shenzhou International Group Holdings Ltd.		369,400	8,198,198
Shimao Property Holdings Ltd.		552,200	1,088,604
Shimao Services Holdings Ltd. (d)		263,000	609,176
Silergy Corp.		35,000	4,753,556
Sino Biopharmaceutical Ltd.		4,635,750	3,937,120
Smoore International Holdings Ltd. (d)		531,000	2,282,210
SSY Group Ltd.		612,000	392,977
Sunac China Holdings Ltd.		1,144,000	2,966,305
Sunac Services Holdings Ltd. (d)		277,000	748,538
Sunny Optical Technology Group Co. Ltd.		318,300	9,633,601
TAL Education Group ADR (a)		184,272	1,118,531
Tencent Holdings Ltd.		2,571,800	155,100,493
Tencent Music Entertainment Group ADR (a)		298,146	3,151,403
Tingyi (Cayman Islands) Holding Corp.		881,000	1,587,152
Tongcheng-Elong Holdings Ltd. (a)		438,400	987,241
Topsports International Holdings Ltd. (d)		693,000	966,668
Trip.com Group Ltd. ADR (a)		226,105	5,862,903
Uni-President China Holdings Ltd.		574,000	576,131
Up Fintech Holdings Ltd. ADR (a)(c)		35,307	563,147
Vinda International Holdings Ltd.		160,000	450,899
Vipshop Holdings Ltd. ADR (a)		199,450	3,316,854
Want Want China Holdings Ltd.		2,181,418	1,470,906
Weibo Corp. sponsored ADR (a)		27,850	1,570,740
Weimob, Inc. (a)(d)		707,000	955,264
Wuxi Biologics (Cayman), Inc. (a)(d)		1,504,500	22,980,121
Xiaomi Corp. Class B (a)(d)		6,413,800	20,922,235
Xinyi Solar Holdings Ltd.		2,191,538	4,399,348
XPeng, Inc. ADR (a)		172,255	6,981,495
Yadea Group Holdings Ltd. (d)		536,000	920,101
Yihai International Holding Ltd.		210,000	1,263,327
Zai Lab Ltd. ADR (a)		33,659	4,867,428
Zhen Ding Technology Holding Ltd.		295,000	1,107,198
Zhenro Properties Group Ltd.		580,000	323,916
Zhongsheng Group Holdings Ltd. Class H		257,100	2,362,191
ZTO Express, Inc. sponsored ADR		196,809	5,325,652

TOTAL CAYMAN ISLANDS			774,832,380

Chile - 0.3%
Banco de Chile		20,047,853	1,836,017
Banco de Credito e Inversiones		22,970	947,391
Banco Santander Chile		29,100,361	1,436,065
Cencosud SA		638,253	1,157,608
Cencosud Shopping SA		226,590	349,013
Colbun SA		3,571,905	522,453
Compania Cervecerias Unidas SA		66,937	723,188
Empresas CMPC SA		502,140	1,085,157
Empresas COPEC SA		175,813	1,517,457
Enel Americas SA		9,698,435	1,347,891
Enel Chile SA		12,317,848	639,359
Falabella SA		335,035	1,302,376

TOTAL CHILE			12,863,975

China - 10.1%
360 Security Technology, Inc. (A Shares) (a)		125,800	232,464
A-Living Smart City Services C (H Shares) (d)		253,500	968,833
Addsino Co. Ltd. (A Shares)		43,700	133,032
AECC Aero-Engine Control Co. Ltd. (A Shares)		30,500	97,380
AECC Aviation Power Co. Ltd.		71,200	604,403
Agricultural Bank of China Ltd.:
(A Shares)		1,552,800	704,131
(H Shares)		12,164,297	4,054,166
Aier Eye Hospital Group Co. Ltd. (A Shares)		144,510	1,312,823
Air China Ltd. (H Shares)		1,148,000	732,720
Aluminum Corp. of China Ltd.:
(A shares) (a)		1,314,300	1,214,336
(H Shares) (a)		614,000	374,508
Angel Yeast Co. Ltd. (A Shares)		22,400	162,138
Anhui Conch Cement Co. Ltd.:
(A Shares)		47,600	260,784
(H Shares)		609,900	2,915,628
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		25,100	722,104
(B Shares)		9,900	133,764
Anhui Honglu Steel Construction Group Co. Ltd.		13,900	110,142
Anhui Kouzi Distillery Co. Ltd. (A Shares)		15,400	130,966
Apeloa Pharmaceutical Co. Ltd. A Shares		31,200	133,367
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		6,600	405,737
Autobio Diagnostics Co. Ltd.		10,010	95,678
Avary Holding Shenzhen Co. Ltd. (A Shares)		41,200	235,093
AVIC Capital Co. Ltd. (A Shares)		264,900	158,658
AVIC Electromechanical Systems Co. Ltd. (A Shares)		104,300	159,805
AviChina Industry & Technology Co. Ltd. (H Shares)		1,107,000	829,059
Avicopter PLC (A Shares)		15,300	120,881
Bank of Beijing Co. Ltd. (A Shares)		555,525	368,834
Bank of Chengdu Co. Ltd. (A Shares)		99,800	166,965
Bank of China Ltd.:
(A Shares)		304,500	140,906
(H Shares)		36,443,464	12,663,756
Bank of Communications Co. Ltd.:
(A Shares)		1,101,600	729,689
(H Shares)		3,711,176	2,149,012
Bank of Hangzhou Co. Ltd. (A Shares)		156,700	293,443
Bank of Jiangsu Co. Ltd. (A Shares)		390,143	377,979
Bank of Nanjing Co. Ltd. (A Shares)		262,300	354,391
Bank of Ningbo Co. Ltd. (A Shares)		160,200	803,300
Bank of Shanghai Co. Ltd. (A Shares)		370,780	410,291
Baoshan Iron & Steel Co. Ltd. (A Shares)		594,800	729,065
BBMG Corp. (A Shares)		247,600	96,949
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		14,900	98,604
Beijing Capital International Airport Co. Ltd. (H Shares)		833,000	478,073
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		108,200	132,624
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		16,200	66,215
Beijing Enlight Media Co. Ltd. (A Shares)		80,600	110,894
Beijing New Building Materials PLC (A Shares)		45,300	227,501
Beijing Originwater Technology Co. Ltd. (A Shares)		101,800	109,024
Beijing Shiji Information Technology Co. Ltd. (A Shares)		29,540	92,349
Beijing Shunxin Agriculture Co. Ltd.		20,100	97,118
Beijing Sinnet Technology Co. Ltd. (A Shares)		44,200	110,475
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		33,940	194,192
Beijing United Information Technology Co. Ltd. (A Shares)		9,300	140,663
Beijing Yanjing Brewery Co. Ltd. (A Shares)		84,600	81,831
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		6,200	152,211
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		1,098,800	817,963
Betta Pharmaceuticals Co. Ltd. (A Shares)		11,100	141,571
BGI Genomics Co. Ltd.		10,900	189,611
BOC International China Co. Ltd.		47,800	109,930
BOE Technology Group Co. Ltd. (A Shares)		900,100	799,600
By-Health Co. Ltd. (A Shares)		45,900	194,925
BYD Co. Ltd.:
(A Shares)		37,100	1,519,897
(H Shares)		365,300	11,290,856
C&S Paper Co. Ltd. (A Shares)		35,800	108,595
Caitong Securities Co. Ltd.		101,500	152,844
CanSino Biologics, Inc. (H Shares) (a)(c)(d)		39,600	1,676,509
CGN Power Co. Ltd. (H Shares) (d)		4,787,447	1,034,970
Chacha Food Co. Ltd. (A Shares)		13,300	77,662
Changchun High & New Technology Industry Group, Inc. (A Shares)		10,900	515,795
Changjiang Securities Co. Ltd. (A Shares)		160,900	171,821
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		7,700	245,594
Chaozhou Three-Circle Group Co. (A Shares)		48,100	346,153
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		43,300	105,746
China Bohai Bank Co. Ltd. (H Shares) (d)		1,096,000	427,334
China Cinda Asset Management Co. Ltd. (H Shares)		3,882,000	659,393
China CITIC Bank Corp. Ltd. (H Shares)		3,954,051	1,770,664
China Communications Services Corp. Ltd. (H Shares)		1,048,000	449,076
China Construction Bank Corp. (H Shares)		43,275,000	30,142,936
China CSSC Holdings Ltd. (A Shares)		120,700	276,277
China Eastern Airlines Corp. Ltd.:
(A Shares)		39,700	27,096
(H Shares)		482,000	176,149
China Everbright Bank Co. Ltd. (A Shares)		2,003,400	1,023,179
China Fortune Land Development Co. Ltd. (A Shares)		90,750	60,814
China Galaxy Securities Co. Ltd.:
(A Shares)		255,900	377,427
(H Shares)		1,233,000	644,175
China Great Wall Securities Co. Ltd. (A Shares)		65,900	94,136
China Greatwall Technology Group Co. Ltd. (A Shares)		79,500	196,245
China Huarong Asset Management Co. Ltd. (b)(d)		4,537,000	595,503
China International Capital Corp. Ltd. (H Shares) (d)		700,600	1,611,953
China International Travel Service Corp. Ltd. (A Shares)		52,400	1,954,422
China Jushi Co. Ltd. (A Shares)		105,214	242,785
China Life Insurance Co. Ltd. (H Shares)		3,554,747	5,924,856
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,491,000	2,785,858
China Merchants Bank Co. Ltd.:
(A Shares)		398,400	2,867,096
(H Shares)		1,893,921	14,427,739
China Merchants Energy Shipping Co. Ltd. (A Shares)		240,720	140,451
China Merchants Property Operation & Service Co. Ltd. (A Shares)		24,700	51,300
China Merchants Securities Co. Ltd. (A Shares)		198,450	508,913
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		220,200	318,980
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,192,400	734,472
(H Shares)		2,129,061	865,745
China Molybdenum Co. Ltd.:
(A Shares)		553,500	591,924
(H Shares)		1,396,000	1,020,348
China National Building Materials Co. Ltd. (H Shares)		1,720,000	1,859,184
China National Chemical Engineering Co. Ltd. (A Shares)		131,608	177,814
China National Medicines Corp. Ltd. (A Shares)		20,700	97,230
China National Nuclear Power Co. Ltd. (A Shares)		410,100	304,650
China National Software & Service Co. Ltd. (A Shares)		12,200	109,511
China Northern Rare Earth Group High-Tech Co. Ltd.		95,800	707,219
China Oilfield Services Ltd. (H Shares)		810,000	589,951
China Pacific Insurance (Group) Co. Ltd.		73,900	297,592
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,323,828	3,730,701
China Petroleum & Chemical Corp.:
(A Shares)		658,100	406,382
(H Shares)		10,728,704	4,905,922
China Railway Group Ltd.:
(A Shares)		1,446,500	1,179,775
(H Shares)		411,000	190,397
China Railway Signal & Communications Corp. (A Shares)		211,253	165,433
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		30,200	111,519
China Shenhua Energy Co. Ltd.:
(A Shares)		187,785	494,060
(H Shares)		1,453,702	2,749,840
China South Publishing & Media Group Co. Ltd. (A Shares)		46,600	59,860
China Southern Airlines Ltd. (H Shares) (a)		1,218,000	641,040
China State Construction Engineering Corp. Ltd. (A Shares)		1,133,540	782,423
China Tower Corp. Ltd. (H Shares) (d)		18,737,000	2,483,430
China TransInfo Technology Co. Ltd. (A Shares)		41,300	98,497
China Vanke Co. Ltd.:
(A Shares)		341,700	1,092,560
(H Shares)		670,900	1,748,226
China Yangtze Power Co. Ltd. (A Shares)		615,100	1,808,712
China Zheshang Bank Co. Ltd.		439,000	245,948
Chongqing Brewery Co. Ltd. (A Shares) (a)		13,100	313,255
Chongqing Changan Automobile Co. Ltd. (A Shares)		168,980	481,197
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares) (a)		24,200	113,782
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		181,300	106,062
(H Shares)		1,064,646	397,299
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		43,200	1,055,622
CITIC Securities Co. Ltd.:
(A Shares)		305,200	1,067,016
(H Shares)		992,100	2,208,596
Contemporary Amperex Technology Co. Ltd.		62,500	5,323,882
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)		190,000	71,637
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		322,920	882,583
(H Shares) (c)		1,522,300	2,291,927
CSC Financial Co. Ltd. (A Shares) (a)		117,300	479,079
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		38,768	131,098
DaShenLin Pharmaceutical Group Co. Ltd.		21,240	139,640
DHC Software Co. Ltd. (A Shares)		88,500	97,383
Dong E-E-Jiao Co. Ltd. (A Shares)		17,300	81,634
Dongfang Electric Corp. Ltd. (A Shares)		74,000	133,422
Dongfeng Motor Group Co. Ltd. (H Shares)		1,201,000	1,063,276
Dongxing Securities Co. Ltd. (A Shares)		80,700	128,641
East Money Information Co. Ltd. (A Shares)		276,984	1,331,025
Ecovacs Robotics Co. Ltd. Class A		8,400	222,303
ENN Natural Gas Co. Ltd. (A Shares) (a)		53,200	144,332
Eve Energy Co. Ltd. (A shares)		51,174	890,909
Everbright Securities Co. Ltd. (A Shares)		106,858	250,051
Fangda Carbon New Material Co. Ltd. (A Shares)		107,548	146,472
FAW Jiefang Group Co. Ltd. (A Shares)		76,800	130,982
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		33,100	101,788
Financial Street Holdings Co. Ltd. (A Shares)		84,300	73,844
First Capital Securities Co. Ltd. (A Shares)		120,600	116,280
Flat Glass Group Co. Ltd.		42,000	187,270
Flat Glass Group Co. Ltd. (A Shares)		142,200	943,019
Focus Media Information Technology Co. Ltd. (A Shares)		394,440	457,838
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		94,822	1,682,346
Founder Securities Co. Ltd. (A Shares) (a)		223,500	303,698
Foxconn Industrial Internet Co. Ltd. (A Shares)		197,197	342,423
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		6,500	162,614
Fujian Sunner Development Co. Ltd. A Shares		33,100	95,589
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		250,000	1,868,776
(H Shares) (d)		8,400	53,398
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,000	136,415
Ganfeng Lithium Co. Ltd. (A Shares)		29,500	888,728
GCL System Integration Technology Co. Ltd. (a)		162,100	106,872
GEM Co. Ltd. (A Shares)		133,100	246,159
Gemdale Corp. (A Shares)		119,000	154,150
GF Securities Co. Ltd.:
(A Shares)		419,000	999,279
(H Shares)		85,628	121,646
Giant Network Group Co. Ltd. (A Shares)		50,000	84,192
Gigadevice Semiconductor Beijing, Inc. (A Shares)		17,560	625,197
GoerTek, Inc. (A Shares)		91,500	539,672
Gotion High-tech Co. Ltd. (A Shares) (a)		35,500	300,199
Great Wall Motor Co. Ltd.:
(A Shares)		24,800	233,014
(H Shares)		1,451,500	6,976,255
Greenland Holdings Corp. Ltd. (A Shares)		217,455	145,386
GRG Banking Equipment Co. Ltd. (A Shares)		61,700	99,500
Guangdong Haid Group Co. Ltd. (A Shares)		45,600	443,195
Guangdong Hongda Blasting Co. Ltd. (A Shares)		20,000	96,944
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		9,000	284,202
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		19,500	63,044
Guanghui Energy Co. Ltd. (A Shares) (a)		186,700	116,156
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,316,200	1,138,167
Guangzhou Baiyunshan Pharma Health (A Shares)		41,200	191,288
Guangzhou Haige Communications Group (A Shares)		73,500	112,728
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		12,600	258,515
Guangzhou R&F Properties Co. Ltd. (H Shares)		753,600	660,393
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		17,900	307,085
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		25,500	398,358
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		12,595	105,240
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares) (a)		54,500	88,817
Guolian Securities Co. Ltd.		44,200	85,712
Guosen Securities Co. Ltd. (A Shares)		178,300	291,949
Guotai Junan Securities Co. Ltd. (A Shares)		206,700	519,193
Guoyuan Securities Co. Ltd. (A Shares)		121,270	134,756
Haier Smart Home Co. Ltd.		910,200	3,115,539
Haier Smart Home Co. Ltd. (A Shares)		140,000	541,241
Haitong Securities Co. Ltd.:
(A Shares)		262,100	447,823
(H Shares)		1,214,000	999,801
Hangzhou First Applied Material Co. Ltd. (A Shares)		24,780	514,089
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		30,900	139,306
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		25,700	138,097
Hangzhou Robam Appliances Co. Ltd. (A Shares)		27,900	168,183
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		35,300	380,728
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		56,400	1,375,642
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		18,600	142,319
Heilongjiang Agriculture Co. Ltd. (A Shares)		48,900	112,384
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		77,600	308,409
Hengli Petrochemical Co. Ltd. (A Shares)		159,520	720,641
Hengyi Petrochemical Co. Ltd. (A Shares)		98,680	185,709
Hesteel Co. Ltd. (A Shares)		274,000	114,494
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		14,200	203,656
Hongfa Technology Co. Ltd. (A Shares)		20,200	205,268
Huaan Securities Co. Ltd. (A Shares)		141,560	111,295
Huadian Power International Corp. Ltd. (A Shares)		231,200	114,143
Huadong Medicine Co. Ltd. (A Shares)		46,600	255,954
Huafon Chemical Co. Ltd. (A Shares)		125,100	237,946
Huagong Tech Co. Ltd. (A Shares)		33,400	144,994
Hualan Biological Engineer, Inc. (A Shares)		48,670	277,116
Huaneng Power International, Inc.:
(A Shares)		231,200	137,043
(H Shares)		1,538,186	522,550
Huatai Securities Co. Ltd.:
(A Shares)		310,700	694,350
(H Shares) (d)		509,600	675,432
HUAXI Securities Co. Ltd.		80,700	110,032
Huaxia Bank Co. Ltd. (A Shares)		334,358	283,571
Huaxin Cement Co. Ltd. (A Shares)		36,600	83,946
Huayu Automotive Systems Co. Ltd. (A Shares)		85,100	254,321
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		149,900	77,253
Huizhou Desay SV Automotive Co. Ltd.		12,400	196,878
Humanwell Healthcare Group Co. Ltd. (A Shares)		39,300	143,966
Hunan Valin Steel Co. Ltd. (A Shares)		158,700	188,874
Hundsun Technologies, Inc. (A Shares)		39,169	337,711
iFlytek Co. Ltd. (A Shares)		59,900	543,243
Industrial & Commercial Bank of China Ltd. (H Shares)		27,159,000	15,081,213
Industrial Bank Co. Ltd. (A Shares)		554,300	1,515,833
Industrial Securities Co. Ltd. (A Shares)		173,400	238,573
Ingenic Semiconductor Co. Ltd. (A Shares)		11,300	332,278
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		162,900	841,797
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		1,206,500	532,160
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		224,800	168,736
Inspur Electronic Information Industry Co. Ltd. (A Shares)		40,272	189,971
Intco Medical Technology Co. Ltd. (A Shares)		9,400	170,195
JA Solar Technology Co. Ltd. (A Shares)		30,100	284,162
Jafron Biomedical Co. Ltd. (A Shares)		22,340	231,924
Jason Furniture Hangzhou Co. Ltd. (A Shares)		17,300	173,604
JCET Group Co. Ltd. (A Shares)		46,000	278,928
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		63,100	57,519
Jiangsu Eastern Shenghong Co. Ltd.		88,100	370,591
Jiangsu Expressway Co. Ltd. (H Shares)		544,000	581,021
Jiangsu Hengli Hydraulic Co. Ltd.		35,476	536,742
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		171,758	1,445,527
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		34,500	219,554
Jiangsu Shagang Co. Ltd. (A Shares)		59,100	65,032
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		40,800	1,029,180
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		8,100	157,388
Jiangsu Yoke Technology Co. Ltd. (A Shares)		12,700	209,287
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		30,200	159,332
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		102,200	72,125
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		91,900	108,093
Jiangxi Copper Co. Ltd.:
(A Shares)		262,100	1,047,353
(H Shares)		151,000	316,723
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		79,200	116,690
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		34,400	79,060
Jinke Properties Group Co. Ltd. (A Shares)		139,900	93,101
JiuGui Liquor Co. Ltd. (A Shares)		9,000	267,251
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		51,400	93,708
Joinn Laboratories China Co. Ltd. (A Series)		6,100	179,183
Jointown Pharmaceutical Group (A Shares)		58,000	126,476
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		20,400	115,490
Joyoung Co. Ltd. (A Shares)		22,400	87,188
Juewei Food Co. Ltd.		16,600	175,623
Kingfa Sci & Tech Co. Ltd. (A Shares)		67,800	210,909
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		59,800	195,093
Kunlun Tech Co. Ltd. (A Shares)		32,000	83,845
Kweichow Moutai Co. Ltd. (A Shares)		33,700	8,756,852
Lakala Payment Co. Ltd. (A Shares)		18,900	71,605
Laobaixing Pharmacy Chain JSC (A Shares)		12,360	83,708
Lb Group Co. Ltd. (A Shares)		59,800	276,073
Legend Holdings Corp. rights (a)(b)		16,330	2,732
Lens Technology Co. Ltd. (A Shares)		134,000	526,547
Leo Group Co. Ltd. (A Shares)		205,300	74,031
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		49,600	197,895
Leyard Optoelectronic Co. Ltd. (A Shares)		76,400	112,446
Liaoning Chengda Co. Ltd. (A Shares)		40,300	121,808
Lingyi iTech Guangdong Co. (A Shares)		190,000	202,896
Livzon Pharmaceutical Group, Inc. (A Shares)		16,300	99,796
LONGi Green Energy Technology Co. Ltd.		141,428	1,880,614
Luxi Chemical Group Co. Ltd.		50,200	156,082
Luxshare Precision Industry Co. Ltd. (A Shares)		187,024	1,070,371
Luzhou Laojiao Co. Ltd. (A Shares)		39,300	1,040,669
Maccura Biotechnology Co. Ltd. (A Shares)		15,300	85,244
Mango Excellent Media Co. Ltd. (A Shares)		47,370	403,874
Maxscend Microelectronics Co. Ltd. (A Shares)		8,980	560,290
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		108,788	126,779
Metallurgical Corp. China Ltd. (A Shares)		474,500	274,649
Midea Group Co. Ltd. (A Shares)		94,800	931,795
Mingyang Smart Energy Group Ltd.		51,000	170,172
Montage Technology Co. Ltd. (A Shares)		19,931	208,118
Muyuan Foodstuff Co. Ltd. (A Shares)		140,954	922,103
Nanji E-Commerce Co. Ltd. (A Shares)		67,700	107,499
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		27,664	126,344
Nanjing Securities Co. Ltd. (A Shares)		101,500	161,641
NARI Technology Co. Ltd. (A Shares)		148,680	721,603
NAURA Technology Group Co. Ltd.		13,300	889,212
NavInfo Co. Ltd. (A Shares)		59,300	117,839
New China Life Insurance Co. Ltd.		69,400	434,673
New China Life Insurance Co. Ltd. (H Shares)		342,200	935,737
New Hope Liuhe Co. Ltd. (A Shares) (a)		123,900	218,790
Ninestar Corp. (A Shares)		30,600	170,204
Ningbo Joyson Electronic Corp. (A shares)		35,900	140,623
Ningbo Tuopu Group Co. Ltd. (A Shares)		29,400	153,565
Ningxia Baofeng Energy Group Co. Ltd.		163,100	396,047
Nongfu Spring Co. Ltd. (H Shares) (d)		179,600	924,445
Northeast Securities Co. Ltd. (A Shares)		71,700	86,442
O-film Tech Co. Ltd. (A Shares)		71,500	81,443
Offcn Education Technology Co. A Shares (a)		61,376	123,864
Offshore Oil Enginering Co. Ltd. (A Shares)		128,400	81,871
Oppein Home Group, Inc. (A Shares)		13,580	302,350
Orient Securities Co. Ltd. (A Shares)		166,918	282,095
Ovctek China, Inc. (A Shares)		23,189	327,157
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		218,500	96,714
People's Insurance Co. of China Group Ltd.:
(A Shares)		55,700	43,360
(H Shares)		3,983,552	1,235,385
Perfect World Co. Ltd. (A Shares)		51,200	126,070
PetroChina Co. Ltd.:
(A Shares)		429,700	311,230
(H Shares)		9,299,790	3,884,914
Pharmaron Beijing Co. Ltd.:
(A Shares)		21,400	655,667
(H Shares) (d)		55,300	1,210,442
PICC Property & Casualty Co. Ltd. (H Shares)		3,073,568	2,483,803
Ping An Bank Co. Ltd. (A Shares)		520,600	1,425,286
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		92,996	772,442
(H Shares)		3,011,641	26,354,402
Poly Developments & Holdings (A Shares) (a)		324,000	501,937
Poly Property Development Co. Ltd. (H Shares)		55,000	310,347
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		4,870,000	3,145,918
Power Construction Corp. of China Ltd. (A Shares)		423,200	318,966
Proya Cosmetics Co. Ltd. (A Shares)		5,700	142,115
Qianhe Condiment and Food Co. Ltd. (A Shares)		24,960	92,748
Qingdao Rural Commercial Bank Corp. (A Shares)		153,500	92,412
Raytron Technology Co. Ltd. (A Shares)		12,253	213,697
Risesun Real Estate Development Co. Ltd. (A Shares)		126,400	89,008
Riyue Heavy Industry Co. Ltd. (A Shares)		24,600	132,490
Rongsheng Petrochemical Co. Ltd. (A Shares)		272,100	783,270
SAIC Motor Corp. Ltd. (A Shares)		208,000	590,381
Sailun Group Co. Ltd. A Shares		81,100	114,594
Sanan Optoelectronics Co. Ltd. (A Shares)		118,900	783,533
Sangfor Technologies, Inc.		11,000	411,982
Sany Heavy Industry Co. Ltd. (A Shares)		226,100	868,505
SDIC Capital Co. Ltd.		177,384	203,699
SDIC Power Holdings Co. Ltd. (A Shares)		192,300	252,672
Sealand Securities Co. Ltd. (A Shares)		145,850	88,258
Seazen Holdings Co. Ltd. (A Shares)		62,100	304,375
SF Holding Co. Ltd. (A Shares)		122,400	1,119,728
SG Micro Corp. (A Shares)		6,750	389,532
Shaanxi Coal Industry Co. Ltd. (A Shares)		270,200	467,099
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		31,188	97,260
Shandong Gold Mining Co. Ltd. (A Shares)		294,344	799,926
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		56,100	268,369
Shandong Linglong Tyre Co. Ltd. (A Shares)		36,000	208,319
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		312,700	247,781
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		15,000	79,510
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		28,400	205,436
Shandong Sun Paper Industry JSC Ltd. (A Shares)		69,600	124,627
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,114,000	1,995,442
Shanghai Bailian Group Co. Ltd. (A Shares)		41,900	98,826
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		20,300	218,443
Shanghai Baosight Software Co. Ltd. (A Shares)		30,680	317,177
Shanghai Construction Group Co. Ltd. (A Shares)		273,294	112,931
Shanghai Electric Group Co. Ltd. (A Shares)		222,900	140,057
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		28,200	357,353
(H Shares)		250,500	2,291,881
Shanghai International Airport Co. Ltd. (A Shares)		24,500	146,171
Shanghai International Port Group Co. Ltd. (A Shares)		256,843	195,968
Shanghai Jahwa United Co. Ltd. (A Shares)		18,400	138,197
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		24,600	154,191
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		33,600	78,469
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		510,400	481,307
Shanghai M&G Stationery, Inc. (A Shares)		25,400	277,529
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		70,200	206,750
(H Shares)		320,209	682,352
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		776,209	1,084,767
Shanghai Putailai New Energy Technology Co. Ltd.		18,862	373,594
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		138,900	157,786
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		88,000	132,788
Shanghai Zhangjiang High Ltd. (A Shares)		44,000	116,376
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		82,800	160,181
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		112,000	150,282
Shanxi Securities Co. Ltd. (A Shares)		104,760	101,980
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		149,600	236,852
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		32,760	1,450,040
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		111,190	152,293
Shenergy Co. Ltd. (A Shares)		148,600	131,778
Shenghe Resources Holding Co. Ltd. (A Shares)		45,400	173,620
Shengyi Technology Co. Ltd.		62,100	264,298
Shennan Circuits Co. Ltd. (A Shares)		13,340	251,050
Shenwan Hongyuan Group Co. Ltd. (A Shares)		640,500	425,252
Shenzhen Capchem Technology Co. Ltd. (A Shares)		11,400	201,131
Shenzhen Energy Group Co. Ltd. (A Shares)		105,660	140,303
Shenzhen Goodix Technology Co. Ltd. (A Shares)		12,200	225,234
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		34,200	79,923
Shenzhen Inovance Technology Co. Ltd. (A Shares)		69,300	835,060
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		44,300	126,357
Shenzhen Kangtai Biological Products Co. Ltd.		18,400	361,653
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		32,800	1,981,518
Shenzhen MTC Co. Ltd. (A Shares) (a)		124,200	120,136
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		211,200	210,826
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)		29,800	125,307
Shenzhen SC New Energy Technology Corp. (A Shares)		9,100	228,857
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		20,200	126,519
Shenzhen Sunway Communication Co. Ltd. (A Shares)		26,000	104,097
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		44,660	129,941
Sichuan Chuantou Energy Co. Ltd. (A Shares)		102,500	173,703
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		38,700	109,845
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		130,800	123,078
Sichuan Swellfun Co. Ltd. (A Shares)		13,000	205,700
Sinolink Securities Co. Ltd. (A Shares)		79,600	132,062
Sinoma Science & Technology Co. Ltd. (A Shares)		46,500	184,303
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		177,500	88,455
Sinopharm Group Co. Ltd. (H Shares)		597,800	1,569,281
Sinotrans Ltd.		119,900	86,286
SKSHU Paint Co. Ltd. (A Shares)		10,920	258,709
Songcheng Performance Development Co. Ltd. (A Shares)		70,460	138,162
Soochow Securities Co. Ltd. (A Shares)		104,200	126,431
Southwest Securities Co. Ltd. (A Shares)		193,700	136,099
Spring Airlines Co. Ltd. (A Shares)		24,600	180,728
Sungrow Power Supply Co. Ltd. (A Shares)		39,500	1,025,791
Suning.com Co. Ltd. (A Shares)		263,400	240,513
Sunwoda Electronic Co. Ltd. (A Shares)		42,200	220,227
Suofeiya Home Collection Co. Ltd. (A Shares)		14,500	42,884
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		47,000	153,625
Suzhou Gold Mantis Consolidated Co. Ltd.		84,900	89,743
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		2,700	272,589
Tangshan Jidong Cement Co. Ltd. A Shares		44,700	82,254
TBEA Co. Ltd. (A Shares)		97,100	227,367
TCL Corp. (A Shares)		378,200	432,550
The Pacific Securities Co. Ltd. (A Shares) (a)		189,900	91,402
Thunder Software Technology Co. Ltd. (A Shares)		11,500	259,884
Tianfeng Securities Co. Ltd. (A Shares) (a)		188,900	125,125
Tianjin 712 Communication & Broadcasting Co. Ltd.		22,200	138,496
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		80,400	622,898
Tianma Microelectronics Co. Ltd. (A Shares)		73,400	159,036
Tianshui Huatian Technology Co. Ltd. (A Shares)		71,100	156,363
Toly Bread Co. Ltd.		24,220	103,680
TongFu Microelectronics Co. Ltd. (A Shares)		37,500	134,819
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		56,500	96,710
Tongkun Group Co. Ltd. (A Shares)		53,400	214,213
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		268,800	153,090
Tongwei Co. Ltd. (A Shares)		120,800	808,019
Topchoice Medical Corp. (a)		8,700	424,750
Topsec Technologies Group, Inc.		33,900	95,801
Transfar Zhilian Co. Ltd.		91,200	100,072
TravelSky Technology Ltd. (H Shares)		417,000	708,312
Tsingtao Brewery Co. Ltd.:
(A Shares)		36,800	457,220
(H Shares)		204,000	1,609,183
Unigroup Guoxin Microelectronics Co. Ltd.		16,200	479,046
Unisplendour Corp. Ltd. (A Shares)		76,910	313,760
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		42,400	90,031
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)		96,500	609,089
Walvax Biotechnology Co. Ltd. (A Shares)		41,300	549,627
Wangfujing Group Co. Ltd.		22,900	91,438
Wanhua Chemical Group Co. Ltd. (A Shares)		84,200	1,481,900
Weichai Power Co. Ltd.:
(A Shares)		29,100	77,102
(H Shares)		1,020,000	2,231,330
Weifu High-Technology Group Co. Ltd. (A Shares)		26,800	83,783
Weihai Guangwei Composites Co. Ltd. (A Shares)		13,700	144,645
Wens Foodstuffs Group Co. Ltd. (A Shares)		170,500	331,952
Western Securities Co. Ltd. (A Shares)		117,700	134,068
Will Semiconductor Ltd.		23,300	1,089,337
Wingtech Technology Co. Ltd. (A Shares)		33,500	566,780
Winning Health Technology Group Co. Ltd. (A Shares)		56,130	124,918
Wuchan Zhongda Group Co. Ltd.		117,500	106,381
Wuhan Guide Infrared Co. Ltd. (A Shares)		62,272	264,259
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		56,100	168,089
Wuhu Token Science Co. Ltd. (A Shares)		75,700	105,089
Wuliangye Yibin Co. Ltd. (A Shares)		104,200	3,559,905
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		55,660	113,793
WuXi AppTec Co. Ltd.		62,184	1,443,577
WuXi AppTec Co. Ltd. (H Shares) (d)		158,668	3,507,739
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		19,520	229,596
Wuxi Shangji Automation Co. Ltd. (A Shares)		7,400	261,038
XCMG Construction Machinery Co. Ltd. (A Shares)		203,000	183,162
Xiamen C&D, Inc. (A Shares)		79,525	87,015
Xiamen Intretech, Inc.		18,610	109,676
Xiamen Tungsten Co. Ltd. (A Shares)		42,900	198,916
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		234,000	523,304
(H Shares)		196,164	367,532
Yango Group Co. Ltd. (A Shares)		108,700	73,516
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		24,640	136,824
Yantai Jereh Oilfield Services (A Shares)		27,300	160,130
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		287,200	835,627
(H Shares)		382,000	567,262
Yealink Network Technology Corp. Ltd.		24,450	348,391
Yifan Pharmaceutical Co. Ltd. (A Shares)		39,400	83,173
Yifeng Pharmacy Chain Co. Ltd.		18,850	142,335
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		34,000	356,236
Yintai Gold Co. Ltd. (A Shares)		73,780	104,251
Yonghui Superstores Co. Ltd. (A Shares)		261,500	163,502
Yonyou Network Technology Co. Ltd. (A Shares)		87,220	483,247
Youngor Group Co. Ltd. (A Shares)		132,887	130,801
YTO Express Group Co. Ltd. (A Shares)		82,600	115,435
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)		41,300	127,707
Yunda Holding Co. Ltd. (A Shares)		79,660	160,764
Yunnan Aluminium Co. Ltd. (A Shares) (a)		83,200	182,973
Yunnan Baiyao Group Co. Ltd. (A Shares)		34,200	523,894
Yunnan Energy New Material Co. Ltd.		23,700	909,824
Yutong Bus Co. Ltd.		62,800	110,313
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		16,200	917,627
Zhaojin Mining Industry Co. Ltd. (H Shares)		464,500	454,270
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		199,210	172,034
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		154,100	105,175
Zhejiang Chint Electric Co. Ltd. (A Shares)		60,500	396,533
Zhejiang Dahua Technology Co. Ltd. (A Shares)		79,200	258,997
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		12,440	108,123
Zhejiang Expressway Co. Ltd. (H Shares)		624,000	526,748
Zhejiang Fuchunjiang Hp Co. Ltd. (A Shares)		149,100	129,453
Zhejiang HangKe Technology, Inc. Co. (A Shares)		10,987	209,148
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		40,890	123,275
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		32,450	657,894
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		34,800	343,936
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		22,400	163,386
Zhejiang Juhua Co. Ltd. (A Shares)		75,300	137,281
Zhejiang Longsheng Group Co. Ltd. (A Shares)		88,700	168,300
Zhejiang NHU Co. Ltd. (A Shares)		70,980	284,186
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		95,750	317,119
Zhejiang Satellite Petrochemical Co. Ltd. (A Shares)		47,180	265,565
Zhejiang Semir Garment Co. Ltd. (A Shares)		63,500	95,622
Zhejiang Supor Cookware Co. Ltd.		16,400	131,501
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		42,800	126,583
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		15,000	139,311
Zheshang Securities Co. Ltd. (a)		100,300	172,148
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)		221,500	1,198,545
Zhongji Innolight Co. Ltd. (A Shares)		20,100	132,736
Zhongjin Gold Co. Ltd. (A Shares)		138,600	175,892
Zhongtian Financial Group Co. Ltd. (A Shares) (a)		190,093	63,840
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		244,327	1,905,280
Zhuzhou Kibing Group Co. Ltd. (A Shares)		71,800	230,797
Zijin Mining Group Co. Ltd.:
(A Shares)		401,600	637,071
(H Shares)		2,698,000	3,825,941
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		368,900	434,474
(H Shares)		328,000	281,945
ZTE Corp.:
(A Shares)		84,300	506,208
(H Shares)		366,200	1,305,307

TOTAL CHINA			392,998,353

Colombia - 0.1%
Bancolombia SA		112,725	787,738
Ecopetrol SA		2,233,869	1,516,704
Grupo de Inversiones Suramerica SA		104,642	466,814
Interconexion Electrica SA ESP		198,626	1,117,591

TOTAL COLOMBIA			3,888,847

Cyprus - 0.1%
Ozon Holdings PLC ADR (a)		18,100	945,042
TCS Group Holding PLC unit		53,367	4,449,211

TOTAL CYPRUS			5,394,253

Czech Republic - 0.1%
CEZ A/S (c)		73,302	2,035,518
Komercni Banka A/S (a)		33,765	1,254,869
MONETA Money Bank A/S (a)(d)		153,998	626,053

TOTAL CZECH REPUBLIC			3,916,440

Egypt - 0.1%
Commercial International Bank SAE (a)		555,636	2,020,527
Eastern Co. Sae		455,207	341,152
Fawry for Banking & Payment Technology Services SAE		231,292	280,997

TOTAL EGYPT			2,642,676

Greece - 0.2%
Alpha Bank AE (a)		1,002,006	1,293,959
EFG Eurobank Ergasias SA (a)		1,137,277	1,072,530
Ff Group (a)(b)		1,944	2,767
Hellenic Telecommunications Organization SA		102,853	1,876,504
Jumbo SA		48,196	766,112
OPAP SA		91,622	1,323,803

TOTAL GREECE			6,335,675

Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.		221,927	689,671
BYD Electronic International Co. Ltd.		300,500	1,519,679
China Everbright International Ltd.		1,637,814	887,281
China Everbright Ltd.		401,000	441,190
China Jinmao Holdings Group Ltd.		2,566,000	716,525
China Merchants Holdings International Co. Ltd.		646,880	900,670
China Overseas Land and Investment Ltd.		1,709,202	3,585,054
China Power International Development Ltd.		1,794,000	410,920
China Resources Beer Holdings Co. Ltd.		652,144	4,879,866
China Resources Pharmaceutical Group Ltd. (d)		699,700	374,559
China Resources Power Holdings Co. Ltd.		860,940	1,482,326
China Taiping Insurance Group Ltd.		717,255	1,007,885
China Traditional Chinese Medicine Holdings Co. Ltd.		1,238,000	772,640
CITIC Pacific Ltd.		2,594,941	2,804,926
CSPC Pharmaceutical Group Ltd.		4,015,608	5,415,360
Far East Horizon Ltd.		738,000	787,273
Fosun International Ltd.		1,117,454	1,478,215
Ganfeng Lithium Co. Ltd. (H Shares) (d)		116,200	2,492,622
Guangdong Investment Ltd.		1,313,126	1,838,442
Hua Hong Semiconductor Ltd. (a)(d)		231,000	1,458,027
Lenovo Group Ltd.		3,233,000	3,012,028
MMG Ltd. (a)		1,352,000	688,948
Shenzhen Investment Ltd.		1,178,515	330,603
Sinotruk Hong Kong Ltd.		304,000	520,283
Sun Art Retail Group Ltd.		847,000	526,436
Wharf Holdings Ltd.		612,000	2,075,137
Yuexiu Property Co. Ltd.		620,600	577,384

TOTAL HONG KONG			41,673,950

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		185,402	1,477,542
OTP Bank PLC (a)		99,909	5,388,490
Richter Gedeon PLC		62,295	1,709,778

TOTAL HUNGARY			8,575,810

India - 9.9%
ACC Ltd.		33,603	1,082,125
Adani Enterprises Ltd.		122,782	2,345,614
Adani Green Energy Ltd. (a)		175,154	2,078,707
Adani Ports & Special Economic Zone Ltd.		225,657	2,047,330
Adani Total Gas Ltd. (a)		122,793	1,474,223
Adani Transmissions Ltd. (a)		123,034	1,478,606
Ambuja Cements Ltd.		310,966	1,719,769
Apollo Hospitals Enterprise Ltd.		44,941	2,439,177
Asian Paints Ltd.		171,613	6,829,225
Aurobindo Pharma Ltd.		130,628	1,610,546
Avenue Supermarts Ltd. (a)(d)		72,746	3,425,574
Axis Bank Ltd. (a)		1,010,326	9,633,930
Bajaj Auto Ltd.		31,148	1,604,503
Bajaj Finance Ltd.		121,038	10,139,915
Bajaj Finserv Ltd.		17,048	3,261,349
Balkrishna Industries Ltd.		39,243	1,253,062
Bandhan Bank Ltd. (d)		283,399	1,110,251
Berger Paints India Ltd.		110,390	1,252,557
Bharat Electronics Ltd.		546,429	1,357,188
Bharat Forge Ltd.		104,134	1,080,861
Bharat Petroleum Corp. Ltd.		382,667	2,293,114
Bharti Airtel Ltd.		1,093,521	8,261,328
Biocon Ltd. (a)		185,314	963,044
Britannia Industries Ltd.		48,348	2,226,349
Cholamandalam Investment and Finance Co. Ltd.		183,880	1,176,712
Cipla Ltd. (a)		215,201	2,663,255
Coal India Ltd.		692,867	1,335,528
Colgate-Palmolive Ltd.		54,886	1,258,317
Container Corp. of India Ltd.		107,876	934,330
Dabur India Ltd.		275,150	2,223,229
Divi's Laboratories Ltd.		59,400	3,919,944
DLF Ltd.		276,593	1,256,218
Dr. Reddy's Laboratories Ltd.		51,928	3,293,626
Eicher Motors Ltd.		61,094	2,079,309
GAIL India Ltd.		702,954	1,319,513
Godrej Consumer Products Ltd. (a)		159,937	2,125,078
Grasim Industries Ltd.		117,813	2,458,442
Havells India Ltd.		97,932	1,546,038
HCL Technologies Ltd.		485,290	6,690,538
HDFC Asset Management Co. Ltd. (d)		23,672	908,801
HDFC Standard Life Insurance Co. Ltd. (d)		360,679	3,221,652
Hero Motocorp Ltd.		53,305	1,981,313
Hindalco Industries Ltd.		701,804	4,198,920
Hindustan Petroleum Corp. Ltd.		304,895	1,071,019
Hindustan Unilever Ltd.		367,546	11,535,576
Housing Development Finance Corp. Ltd.		764,979	25,118,921
ICICI Bank Ltd.		2,283,455	20,962,936
ICICI Lombard General Insurance Co. Ltd. (d)		99,583	1,976,765
ICICI Prudential Life Insurance Co. Ltd. (d)		159,974	1,361,996
Indian Oil Corp. Ltd.		855,058	1,186,375
Indraprastha Gas Ltd.		124,115	931,153
Indus Towers Ltd.		297,591	889,048
Info Edge India Ltd.		34,388	2,412,135
Infosys Ltd.		1,523,171	33,227,784
InterGlobe Aviation Ltd. (a)(d)		42,597	943,891
Ipca Laboratories Ltd.		31,564	893,465
ITC Ltd.		1,318,867	3,635,850
JSW Steel Ltd.		375,641	3,723,643
Jubilant Foodworks Ltd.		35,280	1,791,512
Kotak Mahindra Bank Ltd. (a)		246,940	5,496,598
Larsen & Toubro Infotech Ltd. (d)		23,415	1,475,368
Larsen & Toubro Ltd.		307,772	6,629,786
Lupin Ltd.		100,961	1,503,887
Mahindra & Mahindra Ltd.		388,511	3,883,359
Marico Ltd.		231,907	1,705,375
Maruti Suzuki India Ltd.		60,703	5,697,436
Motherson Sumi Systems Ltd. (a)		562,348	1,772,667
MRF Ltd.		850	913,615
Muthoot Finance Ltd.		54,689	1,143,714
Nestle India Ltd.		15,100	3,595,607
NTPC Ltd.		2,170,575	3,451,034
Oil & Natural Gas Corp. Ltd.		1,125,684	1,745,833
Page Industries Ltd.		2,473	1,047,902
Petronet LNG Ltd.		338,348	993,287
PI Industries Ltd.		37,203	1,476,340
Pidilite Industries Ltd.		68,677	2,105,109
Piramal Enterprises Ltd.		44,758	1,395,897
Power Grid Corp. of India Ltd.		1,052,352	2,422,674
Power Grid Corporation of India Ltd. (a)		350,784	807,558
Rec Ltd.		397,672	808,251
Reliance Industries Ltd.		1,275,055	34,907,146
SBI Cards & Payment Services Ltd. (a)		84,964	1,184,857
SBI Life Insurance Co. Ltd. (d)		200,730	2,966,258
Shree Cement Ltd.		4,825	1,834,488
Shriram Transport Finance Co. Ltd.		84,831	1,586,199
Siemens India Ltd.		31,883	837,651
State Bank of India		795,569	4,620,803
Sun Pharmaceutical Industries Ltd.		375,117	3,905,140
Tata Consultancy Services Ltd.		413,459	17,615,672
Tata Consumer Products Ltd.		267,088	2,716,919
Tata Motors Ltd. (a)		739,853	2,932,749
Tata Steel Ltd.		275,719	5,319,413
Tech Mahindra Ltd.		281,501	4,579,950
Titan Co. Ltd.		158,639	3,658,618
Torrent Pharmaceuticals Ltd.		22,823	942,809
Trent Ltd.		80,743	1,002,343
Ultratech Cement Ltd.		45,172	4,629,517
United Spirits Ltd. (a)		130,026	1,120,665
UPL Ltd.		222,052	2,415,008
Vedanta Ltd.		496,311	2,015,125
Wipro Ltd.		612,748	4,839,360
Yes Bank Ltd. (a)		4,975,176	853,249

TOTAL INDIA			383,776,415

Indonesia - 1.1%
PT Adaro Energy Tbk		6,646,900	613,560
PT Aneka Tambang Tbk		3,744,800	652,508
PT Astra International Tbk		9,054,259	2,954,960
PT Bank Central Asia Tbk		4,953,770	10,224,376
PT Bank Mandiri (Persero) Tbk		8,306,698	3,273,057
PT Bank Negara Indonesia (Persero) Tbk		3,286,000	1,086,056
PT Bank Rakyat Indonesia Tbk		24,745,105	6,348,270
PT Barito Pacific Tbk		12,515,100	839,388
PT Charoen Pokphand Indonesia Tbk		3,303,100	1,398,893
PT Gudang Garam Tbk		213,300	483,750
PT Indah Kiat Pulp & Paper Tbk		1,227,100	576,960
PT Indocement Tunggal Prakarsa Tbk		646,800	393,559
PT Indofood CBP Sukses Makmur Tbk		1,054,800	592,584
PT Indofood Sukses Makmur Tbk		1,968,700	826,956
PT Kalbe Farma Tbk		9,573,400	834,052
PT Merdeka Copper Gold Tbk (a)		4,896,200	1,002,092
PT Sarana Menara Nusantara Tbk		10,340,000	1,047,405
PT Semen Gresik (Persero) Tbk		1,322,948	704,353
PT Telekomunikasi Indonesia Tbk Series B		22,143,465	4,963,656
PT Tower Bersama Infrastructure Tbk		3,539,200	785,537
PT Unilever Indonesia Tbk		3,433,695	1,001,915
PT United Tractors Tbk		748,600	1,011,936

TOTAL INDONESIA			41,615,823

Isle of Man - 0.0%
NEPI Rockcastle PLC		190,598	1,289,191
Korea (South) - 11.7%
Alteogen, Inc.		12,322	855,130
AMOREPACIFIC Corp.		14,487	2,783,641
AMOREPACIFIC Group, Inc.		12,956	647,373
BGF Retail Co. Ltd.		3,536	495,388
Celltrion Healthcare Co. Ltd.		37,320	3,477,019
Celltrion Pharm, Inc.		7,191	867,092
Celltrion, Inc. (a)		43,055	9,468,096
Cheil Worldwide, Inc.		31,146	653,851
CJ CheilJedang Corp.		3,719	1,509,848
CJ Corp.		6,562	557,858
CJ ENM Co. Ltd.		4,890	691,869
CJ Logistics Corp. (a)		4,029	615,136
Coway Co. Ltd.		24,928	1,855,393
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		16,787	473,279
Db Insurance Co. Ltd.		20,489	1,014,888
Doosan Bobcat, Inc. (a)		22,428	896,918
Doosan Heavy Industries & Construction Co. Ltd. (a)		94,796	1,788,588
DuzonBizon Co. Ltd.		8,852	642,729
E-Mart, Inc.		8,679	1,268,617
Fila Holdings Corp.		21,911	992,188
Green Cross Corp.		2,596	657,580
GS Engineering & Construction Corp.		28,430	1,086,385
GS Holdings Corp.		20,971	778,617
Hana Financial Group, Inc.		133,737	5,040,835
Hankook Tire Co. Ltd.		33,195	1,392,292
Hanmi Pharm Co. Ltd.		2,961	821,958
Hanon Systems		83,614	1,131,526
Hanwha Solutions Corp. (a)		53,593	1,817,799
HLB, Inc.		40,458	1,265,234
HMM Co. Ltd. (a)		115,579	4,010,514
Hotel Shilla Co.		14,032	1,138,131
HYBE Co. Ltd. (a)		6,109	1,534,192
Hyundai Engineering & Construction Co. Ltd.		34,820	1,652,255
Hyundai Glovis Co. Ltd.		8,380	1,413,920
Hyundai Heavy Industries Holdi		21,300	1,265,701
Hyundai Mobis		29,719	6,870,566
Hyundai Motor Co.		67,841	12,829,503
Hyundai Steel Co.		38,512	1,804,060
Industrial Bank of Korea		114,025	1,018,822
Kakao Corp.		138,692	17,686,009
Kangwon Land, Inc. (a)		42,983	965,734
KB Financial Group, Inc.		176,244	7,810,993
Kia Corp.		117,703	8,536,010
KMW Co. Ltd. (a)		11,223	516,969
Korea Aerospace Industries Ltd.		32,490	913,179
Korea Electric Power Corp.		114,632	2,479,201
Korea Investment Holdings Co. Ltd.		18,589	1,546,449
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		17,365	1,965,832
Korea Zinc Co. Ltd.		3,801	1,803,625
Korean Air Lines Co. Ltd. (a)		69,795	1,810,325
KT&G Corp.		52,280	3,732,472
Kumho Petro Chemical Co. Ltd.		8,141	1,437,154
LG Chemical Ltd.		20,844	15,224,893
LG Corp.		38,718	3,163,916
LG Display Co. Ltd. (a)		103,221	1,978,985
LG Electronics, Inc.		47,505	6,490,542
LG Household & Health Care Ltd.		4,559	5,770,135
LG Innotek Co. Ltd.		6,327	1,245,905
LG Uplus Corp.		95,902	1,210,464
Lotte Chemical Corp.		7,636	1,718,955
Lotte Shopping Co. Ltd.		4,932	459,931
LX Holdings Corp. (a)		18,776	170,208
Meritz Securities Co. Ltd.		134,468	572,745
Mirae Asset Securities Co. Ltd.		127,882	990,654
NAVER Corp.		55,050	20,701,772
NCSOFT Corp.		7,362	5,262,403
Netmarble Corp. (d)		9,617	1,155,448
NH Investment & Securities Co. Ltd.		63,079	694,944
Orion Corp./Republic of Korea		10,614	1,081,877
Pan Ocean Co., Ltd. (Korea)		117,946	772,487
Pearl Abyss Corp. (a)		13,285	852,814
POSCO		33,083	10,499,365
POSCO Chemtech Co. Ltd.		13,838	1,848,652
S-Oil Corp.		20,324	1,733,101
S1 Corp.		7,791	544,740
Samsung Biologics Co. Ltd. (a)(d)		7,394	5,708,612
Samsung C&T Corp.		37,565	4,611,062
Samsung Electro-Mechanics Co. Ltd.		24,951	4,155,758
Samsung Electronics Co. Ltd.		2,145,699	146,116,600
Samsung Engineering Co. Ltd. (a)		70,004	1,417,982
Samsung Fire & Marine Insurance Co. Ltd.		13,773	2,562,813
Samsung Heavy Industries Co. Ltd. (a)(b)		208,554	1,183,198
Samsung Life Insurance Co. Ltd.		31,228	2,042,568
Samsung SDI Co. Ltd.		24,581	15,800,792
Samsung SDS Co. Ltd.		15,636	2,475,424
Samsung Securities Co. Ltd.		27,917	1,071,626
Seegene, Inc.		16,317	990,831
Shin Poong Pharmaceutical Co.		14,130	777,128
Shinhan Financial Group Co. Ltd.		195,667	6,617,337
Shinsegae Co. Ltd.		3,285	758,016
SK Biopharmaceuticals Co. Ltd. (a)		12,230	1,262,509
SK Chemicals Co. Ltd.		3,406	700,252
SK Holdings Co., Ltd.		14,124	3,283,625
SK Hynix, Inc.		243,862	23,798,948
SK Innovation Co., Ltd. (a)		22,722	4,986,872
SK Telecom Co. Ltd.		17,655	4,614,377
SKC Co. Ltd.		9,282	1,300,395
Woori Financial Group, Inc.		223,723	2,105,724
Yuhan Corp.		21,901	1,170,323

TOTAL KOREA (SOUTH)			453,946,451

Kuwait - 0.5%
Agility Public Warehousing Co. KSC		540,517	1,773,838
Boubyan Bank KSC		490,830	1,306,920
Kuwait Finance House KSCP		2,066,620	5,399,556
Mabanee Co. SAKC		269,778	648,293
Mobile Telecommunication Co.		965,925	1,900,022
National Bank of Kuwait		3,045,496	9,061,985

TOTAL KUWAIT			20,090,614

Luxembourg - 0.2%
Adecoagro SA (a)		45,115	431,299
Globant SA (a)		17,681	4,228,588
Reinet Investments SCA		60,691	1,183,767

TOTAL LUXEMBOURG			5,843,654

Malaysia - 1.2%
AMMB Holdings Bhd		791,400	534,476
Axiata Group Bhd		1,216,998	1,075,688
CIMB Group Holdings Bhd		2,861,543	3,017,504
Dialog Group Bhd		1,777,065	1,158,040
DiGi.com Bhd		1,385,700	1,362,714
Fraser & Neave Holdings Bhd		55,700	327,336
Genting Bhd		944,300	1,053,946
Genting Malaysia Bhd		1,307,740	855,299
Hap Seng Consolidated Bhd		280,000	510,900
Hartalega Holdings Bhd		769,700	1,284,049
Hong Leong Bank Bhd		285,000	1,215,640
Hong Leong Credit Bhd		98,000	400,360
IHH Healthcare Bhd		784,987	1,049,130
IOI Corp. Bhd		1,143,600	989,133
Kossan Rubber Industries Bhd		578,300	474,151
Kuala Lumpur Kepong Bhd		196,328	861,610
Malayan Banking Bhd		1,821,016	3,456,478
Malaysia Airports Holdings Bhd (a)		472,700	647,442
Maxis Bhd		1,040,500	1,050,363
MISC Bhd		598,700	950,543
Nestle (Malaysia) Bhd		32,700	1,030,592
Petronas Chemicals Group Bhd		1,076,500	2,050,962
Petronas Dagangan Bhd		136,326	594,407
Petronas Gas Bhd		355,300	1,283,121
PPB Group Bhd		290,640	1,246,584
Press Metal Bhd		1,444,800	1,650,222
Public Bank Bhd		6,491,985	6,122,773
QL Resources Bhd		504,600	675,590
RHB Capital Bhd		798,799	967,266
Sime Darby Bhd		1,206,649	614,762
Sime Darby Plantation Bhd		782,596	630,528
Supermax Corp. Bhd		671,868	520,618
Telekom Malaysia Bhd		507,800	714,771
Tenaga Nasional Bhd		1,026,372	2,344,603
Top Glove Corp. Bhd		2,382,000	2,246,531
Westports Holdings Bhd		456,200	438,903

TOTAL MALAYSIA			45,407,035

Mexico - 1.8%
America Movil S.A.B. de CV Series L		15,299,047	12,819,497
Arca Continental S.A.B. de CV		198,700	1,202,406
Becle S.A.B. de CV		248,200	621,053
CEMEX S.A.B. de CV unit (a)		6,764,786	5,518,876
Coca-Cola FEMSA S.A.B. de CV unit		231,564	1,312,753
Fibra Uno Administracion SA de CV		1,409,983	1,537,036
Fomento Economico Mexicano S.A.B. de CV unit		869,591	7,587,093
Gruma S.A.B. de CV Series B		97,260	1,052,326
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		181,327	2,085,608
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		92,475	1,679,869
Grupo Bimbo S.A.B. de CV Series A		715,670	1,649,479
Grupo Carso SA de CV Series A1		202,300	661,080
Grupo Financiero Banorte S.A.B. de CV Series O		1,158,281	7,509,007
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		1,002,500	970,961
Grupo Mexico SA de CV Series B		1,390,654	6,371,946
Grupo Televisa SA de CV		1,072,893	2,906,142
Industrias Penoles SA de CV (a)		62,020	874,550
Kimberly-Clark de Mexico SA de CV Series A		693,127	1,122,235
Megacable Holdings S.A.B. de CV unit		131,900	462,499
Orbia Advance Corp. S.A.B. de CV		472,320	1,287,202
Promotora y Operadora de Infraestructura S.A.B. de CV		101,985	769,207
Telesites S.A.B. de C.V. (a)		589,600	492,265
Wal-Mart de Mexico SA de CV Series V		2,343,456	7,725,091

TOTAL MEXICO			68,218,181

Netherlands - 0.3%
X5 Retail Group NV GDR		54,764	1,776,332
Yandex NV Class A (a)		136,037	9,252,794

TOTAL NETHERLANDS			11,029,126

Pakistan - 0.0%
Habib Bank Ltd.		260,791	203,289
Lucky Cement Ltd. (a)		64,244	351,049
MCB Bank Ltd.		168,706	167,907

TOTAL PAKISTAN			722,245

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)		96,420	796,429
Philippines - 0.5%
Aboitiz Equity Ventures, Inc.		881,620	663,708
Ayala Corp.		126,086	1,842,883
Ayala Land, Inc.		3,638,213	2,382,012
Bank of the Philippine Islands (BPI)		797,588	1,285,531
BDO Unibank, Inc.		871,771	1,780,371
Globe Telecom, Inc.		11,860	441,678
GT Capital Holdings, Inc.		43,167	469,742
International Container Terminal Services, Inc.		458,380	1,427,132
JG Summit Holdings, Inc.		1,338,143	1,500,371
Jollibee Food Corp.		199,873	760,354
Manila Electric Co.		102,730	545,069
Metro Pacific Investments Corp.		5,399,200	378,360
Metropolitan Bank & Trust Co.		787,332	677,851
PLDT, Inc.		33,580	823,616
SM Investments Corp.		108,450	1,977,049
SM Prime Holdings, Inc.		4,523,800	2,848,604
Universal Robina Corp.		394,638	1,001,114

TOTAL PHILIPPINES			20,805,445

Poland - 0.7%
Allegro.eu SA (a)(d)		159,987	2,745,007
Bank Polska Kasa Opieki SA		81,702	1,996,053
CD Projekt RED SA		31,444	1,514,177
Cyfrowy Polsat SA		128,032	1,135,256
Dino Polska SA (a)(d)		22,034	1,763,292
KGHM Polska Miedz SA (Bearer)		62,409	3,152,444
LPP SA		496	1,781,866
Orange Polska SA (a)		286,769	570,188
PGE Polska Grupa Energetyczna SA (a)		374,952	844,798
Polish Oil & Gas Co. SA		774,977	1,264,505
Polski Koncern Naftowy Orlen SA		134,346	2,543,594
Powszechna Kasa Oszczednosci Bank SA (a)		389,351	3,824,281
Powszechny Zaklad Ubezpieczen SA		269,781	2,633,035
Santander Bank Polska SA (a)		15,752	1,047,953

TOTAL POLAND			26,816,449

Qatar - 0.6%
Barwa Real Estate Co.		856,424	719,763
Industries Qatar QSC (a)		673,317	2,468,767
Masraf al Rayan		1,616,963	1,918,506
Mesaieed Petrochemical Holding Co.		1,983,519	1,041,606
Ooredoo QSC		356,293	693,798
Qatar Electricity & Water Co.		200,604	909,082
Qatar Fuel Co.		223,520	1,104,401
Qatar Gas Transport Co. Ltd. (Nakilat)		1,147,424	958,025
Qatar International Islamic Bank QSC		319,995	809,611
Qatar Islamic Bank (a)		512,176	2,422,321
Qatar National Bank SAQ (a)		2,015,725	10,075,857
The Commercial Bank of Qatar (a)		867,364	1,310,218

TOTAL QATAR			24,431,955

Russia - 2.7%
Alrosa Co. Ltd.		1,154,131	2,044,951
Gazprom OAO		5,296,346	20,642,768
Inter Rao Ues JSC		16,160,658	961,106
Lukoil PJSC		185,847	15,959,053
Magnit OJSC GDR (Reg. S)		148,361	2,168,296
MMC Norilsk Nickel PJSC		28,276	9,773,191
Mobile TeleSystems OJSC sponsored ADR		199,823	1,716,480
Moscow Exchange MICEX-RTS OAO		658,907	1,559,622
Novatek PJSC GDR (Reg. S)		40,775	9,076,515
Novolipetsk Steel OJSC		667,666	2,359,258
PhosAgro OJSC GDR (Reg. S)		61,283	1,166,215
Polyus PJSC		15,205	2,912,791
Rosneft Oil Co. OJSC		524,241	3,890,394
Sberbank of Russia		4,813,145	20,122,677
Severstal PAO		93,082	2,274,882
Surgutneftegas OJSC		3,428,762	1,523,504
Tatneft PAO		632,055	4,218,669
VTB Bank OJSC		1,397,929,962	930,759

TOTAL RUSSIA			103,301,131

Saudi Arabia - 2.8%
Abdullah Al Othaim Markets Co.		20,094	631,152
Advanced Polypropylene Co.		47,640	945,077
Al Rajhi Bank		546,831	16,184,471
Alinma Bank		430,860	2,492,977
Almarai Co. Ltd.		113,727	1,780,017
Arab National Bank		263,235	1,579,242
Bank Al-Jazira		176,263	910,830
Bank Albilad (a)		162,908	1,594,156
Banque Saudi Fransi		261,979	2,581,091
Bupa Arabia for Cooperative Insurance Co. (a)		26,872	988,784
Dar Al Arkan Real Estate Development Co. (a)		228,369	641,801
Dr Sulaiman Al Habib Medical Services Group Co.		23,915	1,092,958
Emaar The Economic City (a)		169,726	615,474
Etihad Etisalat Co.		168,472	1,444,213
Jarir Marketing Co.		26,543	1,423,969
Mobile Telecommunications Co. Saudi Arabia (a)		192,035	727,095
Mouwasat Medical Services Co.		22,050	1,064,166
National Industrialization Co. (a)		147,431	850,684
National Petrochemical Co.		53,884	666,654
Rabigh Refining & Petrochemical Co. (a)		100,739	697,040
Riyad Bank		599,644	4,189,066
Sabic Agriculture-Nutrients Co.		95,828	3,285,911
Sahara International Petrochemical Co.		161,953	1,448,785
Saudi Arabian Mining Co. (a)		192,376	3,585,506
Saudi Arabian Oil Co.		988,205	9,182,739
Saudi Basic Industries Corp.		402,524	12,986,722
Saudi Cement Co.		34,837	602,848
Saudi Electricity Co.		371,830	2,567,832
Saudi Industrial Investment Group		99,370	977,697
Saudi Kayan Petrochemical Co. (a)		328,344	1,694,950
Saudi Telecom Co.		268,028	9,576,512
The Co. for Cooperative Insurance		27,750	623,753
The Saudi British Bank		364,686	2,994,968
The Saudi National Bank		979,064	14,358,074
The Savola Group		117,633	1,345,578
Yanbu National Petrochemical Co.		113,295	2,069,301

TOTAL SAUDI ARABIA			110,402,093

Singapore - 0.0%
BOC Aviation Ltd. Class A (d)		92,800	681,269
South Africa - 3.4%
Absa Group Ltd. (a)		319,668	2,976,695
African Rainbow Minerals Ltd.		49,778	1,015,656
Anglo American Platinum Ltd. (c)		23,643	3,094,177
AngloGold Ashanti Ltd.		186,618	3,736,794
Aspen Pharmacare Holdings Ltd. (a)		173,925	2,143,547
Bidcorp Ltd. (a)		150,231	3,297,520
Bidvest Group Ltd./The		129,597	1,768,384
Capitec Bank Holdings Ltd.		36,156	4,014,454
Clicks Group Ltd.		110,888	2,006,258
Discovery Ltd. (a)		193,928	1,556,586
Exxaro Resources Ltd.		112,396	1,390,906
FirstRand Ltd.		2,257,197	8,374,796
Gold Fields Ltd.		396,660	3,917,312
Growthpoint Properties Ltd.		1,528,319	1,538,620
Harmony Gold Mining Co. Ltd.		247,125	1,013,258
Impala Platinum Holdings Ltd.		353,299	6,368,722
Kumba Iron Ore Ltd.		28,661	1,521,994
Mr Price Group Ltd.		114,766	1,707,635
MTN Group Ltd. (a)		757,282	5,448,347
MultiChoice Group Ltd.		168,444	1,397,564
Naspers Ltd. Class N (c)		194,544	37,543,161
Nedbank Group Ltd. (a)		166,566	1,924,725
Northam Platinum Ltd. (a)		159,022	2,507,883
Old Mutual Ltd.		2,102,850	1,854,369
Rand Merchant Insurance Holdings Ltd.		348,761	740,072
Remgro Ltd.		237,002	1,802,356
Sanlam Ltd.		847,480	3,347,983
Sasol Ltd. (a)		252,256	3,760,875
Shoprite Holdings Ltd.		225,696	2,470,891
Sibanye Stillwater Ltd.		1,253,037	5,460,979
Spar Group Ltd./The		87,255	1,094,138
Standard Bank Group Ltd.		576,238	4,859,258
Tiger Brands Ltd. (c)		77,061	1,015,120
Vodacom Group Ltd.		286,839	2,557,642
Woolworths Holdings Ltd. (a)		448,937	1,710,105

TOTAL SOUTH AFRICA			130,938,782

Taiwan - 13.1%
Accton Technology Corp.		225,000	2,636,557
Acer, Inc.		1,287,000	1,257,603
Advantech Co. Ltd.		173,066	2,261,056
ASE Technology Holding Co. Ltd.		1,460,592	6,433,318
Asia Cement Corp.		984,000	1,828,354
ASMedia Technology, Inc.		12,000	845,410
ASUSTeK Computer, Inc.		314,502	3,957,939
AU Optronics Corp.		3,645,000	2,704,422
Catcher Technology Co. Ltd.		305,095	2,024,404
Cathay Financial Holding Co. Ltd.		3,531,809	6,880,650
Chang Hwa Commercial Bank		1,835,212	1,088,620
Cheng Shin Rubber Industry Co. Ltd.		792,000	1,225,229
China Development Finance Holding Corp.		6,000,000	3,035,773
China Life Insurance Co. Ltd.		840,918	793,780
China Steel Corp.		5,263,289	6,870,855
Chunghwa Telecom Co. Ltd.		1,702,129	7,030,560
Compal Electronics, Inc.		1,866,000	1,444,797
CTBC Financial Holding Co. Ltd.		8,253,778	6,765,576
Delta Electronics, Inc.		870,717	8,980,495
E.SUN Financial Holdings Co. Ltd.		5,036,617	4,781,563
ECLAT Textile Co. Ltd.		86,129	1,882,271
Evergreen Marine Corp. (Taiwan)		1,165,735	5,549,628
Far Eastern New Century Corp.		1,319,000	1,399,122
Far EasTone Telecommunications Co. Ltd.		717,348	1,556,233
Feng Tay Enterprise Co. Ltd.		198,390	1,642,998
First Financial Holding Co. Ltd.		4,570,993	3,724,419
Formosa Chemicals & Fibre Corp.		1,575,149	4,642,807
Formosa Petrochemical Corp.		521,347	1,818,317
Formosa Plastics Corp.		1,708,085	6,115,841
Foxconn Technology Co. Ltd.		409,710	907,168
Fubon Financial Holding Co. Ltd.		2,974,846	8,004,593
Giant Manufacturing Co. Ltd.		134,000	1,544,699
GlobalWafers Co. Ltd.		98,000	2,980,427
HIWIN Technologies Corp.		117,967	1,358,636
Hon Hai Precision Industry Co. Ltd. (Foxconn)		5,573,465	22,046,067
Hotai Motor Co. Ltd.		135,000	2,860,523
Hua Nan Financial Holdings Co. Ltd.		3,705,780	2,563,090
Innolux Corp.		3,895,000	2,616,675
Inventec Corp.		1,212,000	1,019,344
Largan Precision Co. Ltd.		44,451	4,682,160
Lite-On Technology Corp.		948,044	2,181,120
MediaTek, Inc.		674,615	22,079,776
Mega Financial Holding Co. Ltd.		4,858,289	5,759,536
Micro-Star International Co. Ltd.		303,000	1,611,314
Nan Ya Plastics Corp.		2,306,358	7,204,781
Nan Ya Printed Circuit Board Corp.		101,000	1,444,566
Nanya Technology Corp.		553,000	1,440,120
Nien Made Enterprise Co. Ltd.		72,000	1,209,998
Novatek Microelectronics Corp.		258,000	4,750,581
Oneness Biotech Co. Ltd. (a)		101,000	698,449
Pegatron Corp.		893,000	2,154,922
Phison Electronics Corp.		69,000	1,180,337
Pou Chen Corp.		1,055,391	1,336,126
Powertech Technology, Inc.		311,981	1,237,491
President Chain Store Corp.		257,000	2,583,898
Quanta Computer, Inc.		1,210,000	3,355,115
Realtek Semiconductor Corp.		205,000	4,332,514
Ruentex Development Co. Ltd.		373,400	835,793
Shin Kong Financial Holding Co. Ltd.		4,860,029	1,597,152
Shin Kong Financial Holding Co. Ltd. rights (a)		273,703	9,503
Sinopac Holdings Co.		4,499,302	2,267,263
Synnex Technology International Corp.		602,700	1,145,833
Taishin Financial Holdings Co. Ltd.		4,377,022	2,658,617
Taiwan Business Bank		2,428,472	824,919
Taiwan Cement Corp.		2,207,537	4,167,240
Taiwan Cooperative Financial Holding Co. Ltd.		4,152,088	3,248,975
Taiwan High Speed Rail Corp.		882,000	959,637
Taiwan Mobile Co. Ltd.		741,000	2,760,060
Taiwan Semiconductor Manufacturing Co. Ltd.		11,005,740	230,236,754
The Shanghai Commercial & Savings Bank Ltd.		1,596,420	2,390,334
Unified-President Enterprises Corp.		2,165,332	5,684,361
Unimicron Technology Corp.		537,000	2,824,275
United Microelectronics Corp.		5,265,000	11,020,534
Vanguard International Semiconductor Corp.		402,000	1,667,192
Walsin Technology Corp.		139,000	1,001,981
Wan Hai Lines Ltd.		248,000	1,992,615
Win Semiconductors Corp.		151,000	1,875,675
Winbond Electronics Corp.		1,331,000	1,643,303
Wistron Corp.		1,205,251	1,199,686
Wiwynn Corp.		35,629	1,199,031
WPG Holding Co. Ltd.		720,880	1,410,619
Yageo Corp.		165,321	3,337,195
Yang Ming Marine Transport Corp. (a)		708,000	2,986,102
Yuanta Financial Holding Co. Ltd.		4,350,215	3,960,380

TOTAL TAIWAN			511,227,652

Thailand - 1.4%
Advanced Info Service PCL (For. Reg.)		584,200	3,191,233
Airports of Thailand PCL (For. Reg.)		1,983,100	3,409,773
Asset World Corp. PCL (a)		785,400	87,479
Asset World Corp. PCL NVDR (a)		2,797,700	311,612
B. Grimm Power PCL:
unit		44,700	53,733
(For. Reg.)		184,400	221,662
Bangkok Bank PCL:
(For. Reg.)		191,600	591,826
NVDR		6,500	20,275
Bangkok Commercial Asset Management PCL		225,900	113,431
Bangkok Commercial Asset Management PCL unit		327,100	164,247
Bangkok Dusit Medical Services PCL (For. Reg.)		4,563,800	3,124,939
Bangkok Expressway and Metro PCL		3,640,200	847,460
Berli Jucker PCL:
unit		195,300	202,075
(For. Reg)		130,200	134,717
BTS Group Holdings PCL (For. Reg.)		3,862,400	999,099
Bumrungrad Hospital PCL (For. Reg.)		187,600	685,088
Carabao Group PCL NVDR		130,400	575,411
Central Pattana PCL:
unit		193,600	276,908
(For. Reg.)		734,400	1,050,420
Central Retail Corp. PCL		1,140,324	1,075,777
Charoen Pokphand Foods PCL (For. Reg.)		1,664,900	1,317,328
CP ALL PCL (For. Reg.)		2,405,200	4,318,527
Delta Electronics PCL:
(For. Reg.)		114,600	2,036,713
NVDR		18,000	319,903
Electricity Generating PCL:
(For. Reg.)		53,000	275,806
NVDR		33,200	172,769
Energy Absolute PCL (For. Reg.)		785,100	1,421,590
Global Power Synergy Public Co. Ltd.		141,400	330,263
Global Power Synergy Public Co. Ltd. unit		131,700	307,607
Gulf Energy Development PCL (For. Reg.)		1,364,300	1,390,872
Home Product Center PCL:
unit		1,023,000	414,057
(For. Reg.)		1,638,400	663,138
Indorama Ventures PCL:
unit		350,200	386,328
(For. Reg.)		355,200	391,844
Intouch Holdings PCL (For. Reg.)		844,700	1,658,039
Krung Thai Bank PCL (For. Reg.)		1,776,300	545,972
Krungthai Card PCL (For. Reg.)		364,900	685,714
Land & House PCL (For. Reg.)		3,232,200	767,229
Minor International PCL:
warrants 9/30/21 (a)		79,000	986
warrants 5/5/23 (a)		61,005	8,763
warrants 2/15/24 (a)		55,286	6,461
(For. Reg.) (a)		1,367,521	1,238,093
Muangthai Leasing PCL		122,901	223,473
Muangthai Leasing PCL unit		105,400	191,651
Osotspa PCL		303,500	325,574
Osotspa PCL unit		223,900	240,185
PTT Exploration and Production PCL (For. Reg.)		537,800	1,685,740
PTT Global Chemical PCL:
(For. Reg.)		809,000	1,397,162
NVDR		58,200	100,513
PTT Oil & Retail Business PCL NVDR		1,194,200	1,008,492
PTT PCL (For. Reg.)		4,367,600	4,618,810
Ratchaburi Electric Generating Holding PCL:
unit		123,200	159,343
(For. Reg.)		62,300	80,577
Robinsons Department Store PCL (For. Reg.) (a)		55,100	82,302
SCG Packaging PCL NVDR		619,600	1,305,761
Siam Cement PCL (For. Reg.)		342,400	4,313,865
Siam Commercial Bank PCL (For. Reg.)		408,400	1,162,063
Sri Trang Gloves Thailand PCL		92,700	105,790
Sri Trang Gloves Thailand PCL NVDR		253,200	288,953
Srisawad Corp. PCL:
unit		66,900	130,298
warrants 8/29/25 (a)		16,016	6,336
(For. Reg.)		173,400	337,724
Thai Oil PCL (For. Reg.)		562,500	753,195
Thai Union Frozen Products PCL:
(For. Reg.)		275,800	186,329
NVDR		692,700	467,984
True Corp. PCL (For. Reg.)		4,958,137	485,855

TOTAL THAILAND			55,453,142

Turkey - 0.2%
Akbank TAS		1,366,928	853,316
Aselsan A/S		310,907	572,296
Bim Birlesik Magazalar A/S JSC		206,027	1,550,215
Eregli Demir ve Celik Fabrikalari T.A.S.		624,301	1,481,844
Ford Otomotiv Sanayi A/S		31,771	651,558
Koc Holding A/S		341,587	833,495
Turk Sise ve Cam Fabrikalari A/S		610,494	549,923
Turkcell Iletisim Hizmet A/S		536,570	979,403
Turkiye Garanti Bankasi A/S		1,016,048	1,027,383
Turkiye Is Bankasi A/S Series C		680,792	425,798
Turkiye Petrol Rafinerileri A/S (a)		57,379	638,755

TOTAL TURKEY			9,563,986

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		1,234,573	2,359,474
Abu Dhabi National Oil Co. for Distribution PJSC		1,139,443	1,352,510
Aldar Properties PJSC (a)		1,723,887	1,863,205
Dubai Islamic Bank Pakistan Ltd. (a)		796,604	1,047,493
Emaar Properties PJSC (a)		1,570,793	1,702,015
Emirates NBD Bank PJSC		1,124,159	4,101,039
Emirates Telecommunications Corp. (b)		778,109	4,829,883
First Abu Dhabi Bank PJSC		1,951,213	8,807,457

TOTAL UNITED ARAB EMIRATES			26,063,076

United States of America - 0.6%
360 DigiTech, Inc. ADR (a)		38,410	816,213
Dada Nexus Ltd. ADR (a)		26,440	570,840
DiDi Global, Inc. ADR (c)		136,198	1,404,201
DouYu International Holdings Ltd. ADR (a)		42,869	172,762
Li Auto, Inc. ADR (a)(c)		210,840	7,039,948
Southern Copper Corp.		37,989	2,493,598
Yum China Holdings, Inc.		187,945	11,688,300

TOTAL UNITED STATES OF AMERICA			24,185,862

TOTAL COMMON STOCKS
(Cost $2,171,989,134)			3,495,685,479

Nonconvertible Preferred Stocks - 2.0%
Brazil - 1.2%
Alpargatas SA (PN) (a)		84,400	833,912
Banco Bradesco SA (PN)		2,208,680	10,283,779
Bradespar SA (PN)		100,000	1,420,055
Braskem SA (PN-A) (a)		84,200	933,625
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		109,505	852,576
Companhia Energetica de Minas Gerais (CEMIG) (PN)		480,116	1,100,674
Companhia Paranaense de Energia-COPEL (PN-B)		454,400	533,947
Gerdau SA		510,100	3,016,576
Itau Unibanco Holding SA		2,160,671	12,570,121
Itausa-Investimentos Itau SA (PN)		1,961,112	4,205,947
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		2,198,900	11,361,282

TOTAL BRAZIL			47,112,494

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		60,492	2,889,548
Colombia - 0.0%
Bancolombia SA (PN)		200,622	1,438,188
Korea (South) - 0.6%
AMOREPACIFIC Corp.		52	3,577
Hyundai Motor Co.		6,789	624,270
Hyundai Motor Co. Series 2		8,045	725,806
LG Chemical Ltd.		2,825	937,370
LG Household & Health Care Ltd.		129	75,200
Samsung Electronics Co. Ltd.		355,008	22,204,168

TOTAL KOREA (SOUTH)			24,570,391

Russia - 0.1%
Surgutneftegas OJSC		2,927,122	1,527,316
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $50,609,356)			77,537,937
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24 (Cost $665)	INR	48,348	652

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% 8/5/21 (Cost $3,999,992)(e)		4,000,000	3,999,990
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.06% (f)		278,754,054	278,809,805
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)		42,615,435	42,619,697
TOTAL MONEY MARKET FUNDS
(Cost $321,429,502)			321,429,502
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,548,028,649)			3,898,653,560
NET OTHER ASSETS (LIABILITIES) - (0.2)%(h)			(9,457,535)
NET ASSETS - 100%			$3,889,196,025

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,960	Sept. 2021	$316,869,600	$(6,632,339)	$(6,632,339)

The notional amount of futures purchased as a percentage of Net Assets is 8.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,277,523 or 4.6% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,999,990.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $19,462,051 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,296
Fidelity Securities Lending Cash Central Fund	204,717
Total	$245,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$74,575,101	$853,930,458	$649,695,625	$(129)	$--	$278,809,805	0.4%
Fidelity Securities Lending Cash Central Fund 0.06%	13,813,491	286,262,346	257,456,140	--	--	42,619,697	0.1%
Total	$88,388,592	$1,140,192,804	$907,151,765	$(129)	$--	$321,429,502

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Non-convertible bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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